Schedule I - Condensed Financial Information of Registrant - Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements
Revenue	$ 83,098			$ 61,037			$ 227,208	$ 165,276	$ 243,917	$ 182,663	$ 104,304
Cost of revenue	13,435			8,998			35,929	23,963	35,750	24,848	18,525
Product development	16,359			13,087			45,658	34,324	47,004	31,598	24,224
Sales, marketing and customer support	19,539			16,728			54,653	41,880	62,157	38,401	23,235
General and administrative	14,465			10,369			58,317	29,327	53,056	26,899	14,631
Income from operations	11,808			5,768			10,662	17,615	21,355	39,104	5,063
Other expense, net	(365)			(481)			(365)	(359)	885	1,458	(25)
(Loss) income before income taxes									17,309	35,360	1,980
Income tax expense (benefit)	3,270			(1,376)			8,361	1,975	(3,144)	12,053	(1,197)
Net income	7,924	$ (12,568)	$ 5,644	5,805	$ 4,078	$ 2,440	1,000	12,323	20,453	23,307	3,177
Foreign currency cumulative translation adjustment	303	$ 355	$ (799)	410	$ 231	$ (153)	(141)	488	1,078	(67)	3
Total comprehensive income	$ 8,227			$ 6,215			$ 859	$ 12,811	21,531	23,240	3,180
Parent Company | Reportable Legal Entities
Condensed Income Statements
Cost of revenue										8	6
Product development									673	305	219
Sales, marketing and customer support									6,151	450	287
General and administrative									14,020	1,233	983
Income from operations									(20,844)	(1,996)	(1,495)
Other expense, net										9
Equity in pretax earnings of consolidated subsidiaries									38,153	37,365	3,475
(Loss) income before income taxes									17,309	35,360	1,980
Income tax expense (benefit)									(3,144)	12,053	(1,197)
Net income									20,453	23,307	3,177
Foreign currency cumulative translation adjustment									1,078	(67)	3
Total comprehensive income									$ 21,531	$ 23,240	$ 3,180